Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

RE:	AIM Lifetime America Classic/ AIM Lifetime America Freedom/ AIM Lifetime America Regal

Allstate Life of New York Separate Account A

Wilton Reassurance Life Company of New York

(File No. 333-260633)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recently filed registration statement. The text of the registrant’s most recent registration statement was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 210-6746.

Sincerely,

/s/ Karen Carpenter
Karen Carpenter
Assistant General Counsel